COMMON STOCK (Narrative) (Details)	9 Months Ended		12 Months Ended
	May 31, 2014 USD ($) D M	May 31, 2014 CAD	Aug. 31, 2013 USD ($)	Aug. 31, 2013 CAD
Common Stock 1			100,000	100,000
Common Stock 2			$ 10,000
Common Stock 3			0.10
Common Stock 4			150,000	150,000
Common Stock 5			15,000
Common Stock 6			0.10
Common Stock 7			93,750	93,750
Common Stock 8			9,375
Common Stock 9			0.10
Common Stock 10			2,080,000	2,080,000
Common Stock 11				0.10
Common Stock 12				208,000
Common Stock 13			208,000
Common Stock 14			$ 0.15
Common Stock 15			$ 0.20
Common Stock 16			14,420
Common Stock 17			144,200	144,200
Common Stock 18			600,000	600,000
Common Stock 19				0.05
Common Stock 20				30,000
Common Stock 21			30,000
Common Stock 22			$ 0.10
Common Stock 23			$ 0.20
Common Stock 24			10,000.00
Common Stock 25			5,000.00
Common Stock 26			60,000	60,000
Common Stock 27			160,000	160,000
Common Stock 28				0.05
Common Stock 29				8,000
Common Stock 30			8,000
Common Stock 31			$ 0.10
Common Stock 32			$ 0.20
Common Stock 33			4,000
Common Stock 34			16,000	16,000
Common Stock 35			995,000	995,000
Common Stock 36				0.05
Common Stock 37				49,750
Common Stock 38			49,750
Common Stock 39			$ 0.10
Common Stock 40			$ 0.20
Common Stock 41			79,500	79,500
Common Stock 42			79,500	79,500
Common Stock 43			79,500	79,500
Common Stock 44			100,000	100,000
Common Stock 45			6,000
Common Stock 46			0.06
Common Stock 47			1,013,000	1,013,000
Common Stock 48				0.05
Common Stock 49				50,650
Common Stock 50			50,650
Common Stock 51			$ 0.10
Common Stock 52			$ 0.20
Common Stock 53			38,000	38,000
Common Stock 54			101,300	101,300
Common Stock 55			101,300	101,300
Common Stock 56			16,000
Common Stock 57			160,000	160,000
Common Stock 58			$ 0.10
Common Stock 59			30,314,415	30,314,415
Common Stock 1	100.00%	100.00%
Common Stock 2	75.00%	75.00%
Common Stock 3	100	100
Common Stock 4	2,924	2,924
Common Stock 5	100,000	100,000
Common Stock 6	0.04
Common Stock 7	750,000	750,000
Common Stock 8	0.05
Common Stock 9	200,000	200,000
Common Stock 10	0.07
Common Stock 11	10,000,000	10,000,000
Common Stock 12	$ 0.04
Common Stock 13	984,329	984,329
Common Stock 14	2,720,000	2,720,000
Common Stock 15		0.05
Common Stock 16		136,000
Common Stock 17	136,000
Common Stock 18	$ 0.10
Common Stock 19	2,528,000	2,528,000
Common Stock 20		0.05
Common Stock 21		126,400
Common Stock 22	126,400
Common Stock 23	$ 0.10
Common Stock 24	10,140
Common Stock 25	202,800	202,800
Common Stock 26	0.10
Common Stock 27	5,000,000	5,000,000
Common Stock 28	$ 0.18
Common Stock 29	984,329	984,329
Common Stock 30	250,000	250,000
Common Stock 31	$ 0.15
Common Stock 32	4,685
Common Stock 33	32,812
Common Stock 34		40,500
Common Stock 35	37,500
Common Stock 36	350,000	350,000
Common Stock 37	100,000	100,000
Common Stock 38	0.075
Common Stock 39	150,000	150,000
Common Stock 40	0.10
Common Stock 41	100,000	100,000
Common Stock 42	0.15
Common Stock 43	350,000	350,000
Common Stock 44	4,292,000	4,292,000
Common Stock 45	$ 0.10
Common Stock 46	429,200
Common Stock 47	0.15
Common Stock 48	29,616
Common Stock 49	296,160	296,160
Common Stock 50	0.15
Common Stock 51	12,938,000	12,938,000
Common Stock 52	$ 0.10
Common Stock 53	1,293,800
Common Stock 54	0.15
Common Stock 55	30,000
Common Stock 56	98,784
Common Stock 57	8,000	8,000
Common Stock 58	800
Common Stock 59	995,840	995,840
Common Stock 60	0.15
Common Stock 61	50,000	50,000
Common Stock 62	0.06
Common Stock 63	50,000	50,000
Common Stock 64	0.075
Common Stock 65		7,050
Common Stock 66	6,750
Common Stock 67	100,000	100,000
Common Stock 68	541,500	541,500
Common Stock 69	541,500	541,500
Common Stock 70	101,100
Common Stock 71	585,000	585,000
Common Stock 72	585,000	585,000
Common Stock 73	115,000
Common Stock 74	50,000
Common Stock 75	12	12
Common Stock 76	12,500
Common Stock 77	54,347	54,347
Common Stock 78	$ 0.23
Common Stock 79	10,000,000	10,000,000
Common Stock 80	0.235
Common Stock 81	6,400,000	6,400,000
Common Stock 82	1,000
Common Stock 83	100,000	100,000
Common Stock 84	200,000
Common Stock 85	1,000,000	1,000,000
Common Stock 86	$ 0.68
Common Stock 87	984,329	984,329
Common Stock 88	31.00%	31.00%
Common Stock 89	815,310	815,310
Common Stock 90	815,310	815,310
Common Stock 91	163,062
Common Stock 92		8,250
Common Stock 93	7,500
Common Stock 94	50,000	50,000
Common Stock 95	0.15
Common Stock 96	50,000	50,000
Common Stock 97	1,548,000	1,548,000
Common Stock 98	1,548,000	1,548,000
Common Stock 99	289,475
Common Stock 100	67,750
Common Stock 101	325,000	325,000
Common Stock 102	0.06
Common Stock 103	0.25
Common Stock 104	325,000	325,000
Common Stock 105	1,095,000	1,095,000
Common Stock 106	1,095,000	1,095,000
Common Stock 107	114,250
Common Stock 108	2,500
Common Stock 109	250,000	250,000
Common Stock 110	1,293,500	1,293,500
Common Stock 111	1,293,500	1,293,500
Common Stock 112	177,950
Common Stock 113	1,500
Common Stock 114	25,000	25,000
Common Stock 115	0.06
Common Stock 116	25,000	25,000
Common Stock 117	38,297	38,297
Common Stock 118	0.47
Common Stock 119	30	30
Common Stock 120		8,475
Common Stock 121	7,500
Common Stock 122	50,000	50,000
Common Stock 123	0.15
Common Stock 124	50,000	50,000
Common Stock 125	651,045	651,045
Common Stock 126	651,045	651,045
Common Stock 127	110,209
Common Stock 128	90,000	90,000
Common Stock 129	0.34
Common Stock 130	472,500	472,500
Common Stock 131	1,350,000	1,350,000
Common Stock 132		2,250
Common Stock 133	90,000	90,000
Common Stock 134	0.34
Common Stock 135	472,500	472,500
Common Stock 136	1,350,000	1,350,000
Common Stock 137		3,375
Common Stock 138	90,000	90,000
Common Stock 139	0.34
Common Stock 140	472,500	472,500
Common Stock 141	1,350,000	1,350,000
Common Stock 142	90,000	90,000
Common Stock 143	0.34
Common Stock 144	472,500	472,500
Common Stock 145	1,350,000	1,350,000
Common Stock 146	3,375
Common Stock 147	90,000	90,000
Common Stock 148	0.34
Common Stock 149	472,500	472,500
Common Stock 150	1,350,000	1,350,000
Common Stock 151	90,000	90,000
Common Stock 152	0.34
Common Stock 153	472,500	472,500
Common Stock 154	200,000	200,000
Common Stock 155	200,000	200,000
Common Stock 156	40,000
Common Stock 157	45,000	45,000
Common Stock 158	0.28
Common Stock 159	225,000	225,000
Common Stock 160	20,000
Common Stock 161	200,000	200,000
Common Stock 162	$ 0.10
Common Stock 163	200,000	200,000
Common Stock 164	88,957,414	88,957,414